Long-Term Prepayments and Other Non-Current Assets (Tables)	12 Months Ended
Jun. 30, 2022
Long-Term Prepayments and Other Non-Current Assets Table [Abstract]
Schedule of long-term prepayments and other non-current assets
	2022	2021
Deposits paid for lease assets	$372,501	$386,991
Deposits paid for land*	-	1,547,964
Total	$372,501	$1,934,955

*	In 2019, E-Home Pingtan entered into an agreement with an unaffiliated company to purchase the right of use for land of 126 acers for RMB 80,000,000. The Company prepaid $1,547,964 (RMB 10,000,000) to the individual as of June 30, 2021. The agreement was terminated in 2022 and E-Home Pingtan received the deposit from the unaffiliated company.